Fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of fair value of financial instruments [Abstract]
Disclosure of fair value measurement [text block]
Financial instruments measured at fair value on a recurring basis by caption on the consolidated statement of financial position using the fair value hierarchy are described below:

	December 31, 2018
	Level 1	Level 2	Level 3	Total
Assets
Securities and other financial assets:
Securities at FVOCI - Corporate debt (1)	-	6,157	-	6,157
Securities at FVOCI - Sovereign debt (1)	-	15,641	-	15,641
Equity instrument at FVOCI (1)	-	6,273	-	6,273
Debt instrument at fair value through profit or loss	-	-	8,750	8,750
Total securities and other financial assets	-	28,071	8,750	36,821

Derivative financial instruments - assets:
Interest rate swaps	-	621	-	621
Cross-currency swaps	-	1,134	-	1,134
Foreign exchange forwards	-	933	-	933
Total derivative financial instrument assets	-	2,688	-	2,688
Total assets at fair value	-	30,759	8,750	39,509

Liabilities
Derivative financial instruments - liabilities:
Interest rate swaps	-	9,410	-	9,410
Cross-currency swaps	-	17,378	-	17,378
Foreign exchange forwards	-	7,255	-	7,255
Total derivative financial instruments - liabilities	-	34,043	-	34,043
Total liabilities at fair value	-	34,043	-	34,043

(1)
At December 31, 2018, investment securities and equity instrument at FVOCI for $21.8 million and $6.3 million, respectively; were reclassified from level 1 to level 2 of the fair value hierarchy due to changes in market conditions causing that the quoted prices were no longer active for these financial instruments.

	December 31, 2017
	Level 1	Level 2	Level 3	Total
Assets
Securities and other financial assets:
Securities at FVOCI - Sovereign debt (2)	16,733	-	-	16,733
Equity instrument at FVOCI	8,402	-	-	8,402
Total securities and other financial assets	25,135	-	-	25,135

Derivative financial instruments assets:
Interest rate swaps	-	129	-	129
Cross-currency swaps	-	4,550	-	4,550
Foreign exchange forwards	-	8,659	-	8,659
Total derivative financial instruments - assets	-	13,338	-	13,338
Total assets at fair value	25,135	13,338	-	38,473

Liabilities
Derivative financial instruments liabilities:
Interest rate swaps	-	4,789	-	4,789
Cross-currency swaps	-	30,154	-	30,154
Total derivative financial instruments - liabilities	-	34,943	-	34,943
Total liabilities at fair value	-	34,943	-	34,943

(1)
At December 31, 2017, securities at FVOCI with a carrying amount of $3.0 million were reclassified from level 2 to level 1 of the fair value hierarchy, due to an upgrade valuation of Bloomberg “BVAL” from 7 to 10 during 2017.

Disclosure of detailed information about carrying value and estimated fair value of the Bank's financial instruments that are not measured on a recurring basis [Text Block]
The following table provides information on the carrying value and an estimated fair value of the Bank’s financial instruments that are not measured on a recurring basis:

	December 31, 2018
	Carrying value	Fair value	Level 1	Level 2	Level 3
Assets
Cash and deposits on banks	1,745,652	1,745,652	-	1,745,652	-
Securities at amortized cost (1) (3)	86,326	85,036	-	73,869	11,167
Loans, net (2)	5,702,258	5,958,540	-	5,884,527	74,013
Customers' liabilities under acceptances	9,696	9,696	-	9,696	-

Liabilities
Deposits	2,970,822	2,970,822	-	2,970,822	-
Securities sold under repurchase agreements	39,767	39,767	-	39,767	-
Borrowings and debt, net	3,518,446	3,558,763	-	3,558,763	-
Customers' liabilities under acceptances	9,696	9,696	-	9,696	-
Allowance for expected credit losses on loan commitments and financial guarantee contracts	3,289	3,289	-	3,289	-

	December 31, 2017
	Carrying value	Fair value	Level 1	Level 2	Level 3
Assets
Cash and deposits on banks	672,048	672,048	-	672,048	-
Securities at amortized cost (1)	69,974	69,006	50,581	8,447	9,978
Loans, net (2)	5,448,788	5,550,704	-	5,550,704	-
Customers' liabilities under acceptances	6,369	6,369	-	6,369	-

Liabilities
Deposits	2,928,844	2,928,844	-	2,928,844	-
Borrowings and debt, net	2,211,567	2,231,017	-	2,231,017	-
Customers' liabilities under acceptances	6,369	6,369	-	6,369	-
Allowance for expected credit losses on loan commitments and financial guarantee contracts	6,845	6,845	-	6,845	-

(1)
The carrying value of securities at amortized cost is net of the accrued interest receivable of $1.1 million and the allowance for expected credit losses of $0.1 million as of December 31, 2018, and the accrued interest receivable of $1.0 million and the allowance for expected credit losses $0.2 million as of December 31, 2017.

(2)
The carrying value of loans at amortized cost is net of the accrued interest receivable of $41.1 million, the allowance for expected credit losses of $100.8 million and unearned interest and deferred fees of $16.5 million for December 31, 2018, and the accrued interest receivable of $29.4 million, the allowance for expected credit losses of $81.3 million and unearned interest and deferred fees of $5.0 million for December 31, 2017.

(3)
At December 31, 2018, investment securities at amortized cost were reclassified from level 1 to level 2 of the fair value hierarchy due to changes in market conditions causing that the quoted prices were no longer active for these financial instruments.

Disclosure Of Detailed Information About Level 3 Fair Value Hierachy Text block [Text Block]	The following table presents the movement of instruments measured at Level 3 fair value :
Carrying amount as of January 1, 2018	-
Origination	8,750
Carrying amount as of December 31, 2018	8,750

Disclosure of significant unobservable inputs used in fair value measurement of assets [text block]
The following tables provides information about the significant inputs used in the measurement of instruments at Level 3 fair value:

Type of financial instruments	Fair value December 31, 2018	Measurement techniques	Significant unobservable inputs

At fair value through profit or loss (debentures)	8,750	Discounted cash flows	Discount rate Premiun or liquidity rate

Range of estimates	Unobservable inputs sensibility

18.28%	Significant increases would lead to a lower fair value
45%	Significant increases would lead to a lower fair value

Disclosure Of Detailed Information About Effect Of Unobservable Inputs In Fair Value Measurement Text block [Text Block]	Changing one or more assumptions used can generate the following effect:

	Effect on income*
December 31, 2018	Negative effect	Positive effect
Other assets at fair value through profit or loss (debenture)	(659)	714

*	Changes in +100 bps in the unobservable variables.